Contractual Commitments - Assignment agreement of CAN 100 exploration permit (offshore) – Block E-1 Reconversion (Detail) - Can One Hundred Exploration Permit E One Conversion [Member] - Off Shore [Member] - Assignment Agreement [Member] - USD ($)
$ in Millions
					12 Months Ended
	Dec. 14, 2021	Jan. 14, 2021	Apr. 22, 2020	Oct. 08, 2019	Dec. 31, 2020
Statement [Line Items]
Proportion of ownership interest in joint operation				50.00%
Equinor [Member]
Statement [Line Items]
Proportion of ownership interest in joint operation		35.00%		50.00%
Cash flows received from the counterparty in respect of the exploration permit			$ 22
Equinor [Member] | Shell Argentina [Member]
Statement [Line Items]
Cash flows received from the counterparty in respect of the exploration permit		$ 5
Percentage Of Interest In Joint Operation Assigned		15.00%
Additional amount received in respect of the exploration permit	$ 5
Equinor [Member] | Other Net Operating Results [Member]
Statement [Line Items]
Income arising from exloration and evaluation of mineral resources					$ 1,457